THE PURISIMA FUNDS

Supplement dated March 31, 2005
to the Prospectus dated December 29, 2004

Effective April 1, 2005, the Adviser’s legal name will be Fisher Asset Management, LLC. However, it will continue to do business as Fisher Investments.

Please keep this Supplement with your Prospectus.

THE PURISIMA FUNDS

Supplement dated March 31, 2005
to the Statement of Additional Information dated December 29, 2004

Effective April 1, 2005, the Adviser’s legal name will be Fisher Asset Management, LLC. However, it will continue to do business as Fisher Investments.

Please keep this Supplement with your Statement of Additional Information.